As filed September 11, 2019                                                                                               Securities Act Registration No. 333-170750

Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 53	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

J. Stephen Feinour, Jr.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)

On (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Huntington and State of New York, on September 11, 2019.

STRATEGY SHARES

By:	/s/ Jerry Szilagyi*
Jerry Szilagyi President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

s/ Jerry Szilagyi* _                                                                          September 11, 2019

Jerry Szilagyi, President and Principal Executive Officer              Date

/s/ James Szilagyi*                                                                             September 11, 2019

James Szilagyi, Treasurer and Principal                                          Date

Financial Officer

/s/ Tobias Caldwell*                                                                         September 11, 2019

Tobias Caldwell, Trustee                                                                   Date

/s/ Stephen Lachenauer*                                                               September 11, 2019

Stephen Lachenauer, Trustee                                                         Date

/s/ Donald McIntosh*                                                                    September 11, 2019

Donald McIntosh, Trustee                                                             Date

*BY: /s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase